Long-Term Debt - Summary of Total Outstanding Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instruments [Abstract]
2014	$ 29,269
2015	74,619
2016	145,802
2017	11,750
2018 and thereafter	88,537
Total	$ 349,977	$ 347,850